Stockholders' Equity - September 2016 Financing (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 24, 2018	Sep. 30, 2016	Mar. 31, 2016	Jan. 31, 2016	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 20, 2017
Stockholders Equity Note [Line Items]
Aggregate gross proceeds from sale of common stock and warrants			$ 7,800	$ 2,200
Net proceeds from sale of common stock and warrants after transaction costs									$ 9,600	$ 9,600
Shares issuable upon exercise of warrants (in shares)					13,095,000						13,095,000		7,084,000
Other financing costs									$ 400	$ 400
Transaction costs											$ 637	$ 1,235	$ 1,392	$ 641
Fair value of warrants recorded as equity															$ 800
Change in fair value of warrant liability	$ 100				$ 0	$ 222	$ 296				$ (222)	$ 588	$ 646	$ (7,479)
Common Stock
Stockholders Equity Note [Line Items]
Issuance of common stock (in shares)				252,842
September 2016 Financing
Stockholders Equity Note [Line Items]
Aggregate gross proceeds from sale of common stock and warrants		$ 3,700
Net proceeds from sale of common stock and warrants after transaction costs		$ 3,200
September 2016 Financing | Private Placement Warrants
Stockholders Equity Note [Line Items]
Number of securities called by each warrant (in shares)		0.75							0.75
Exercise price (in usd per share)		$ 4.5							$ 4.5
Warrants, period in which warrants exercisable		6 months
Warrant expiration period		5 years 6 months
September 2016 Financing | Placement Agent Warrants
Stockholders Equity Note [Line Items]
Exercise price (in usd per share)		$ 4.3125							4.3125
Warrant expiration period		5 years
Proceeds from issuance private placement warrants		$ 1,600
Payment of transaction costs		500
Non-cash transaction costs		100
Other financing costs		$ 300
September 2016 Financing | Common Stock
Stockholders Equity Note [Line Items]
Issuance of common stock (in shares)		1,082,402
Shares issued, price per share (in usd per share)		$ 3.45							$ 3.45
Transaction costs		$ 400
September 2016 Financing | Common Stock | Placement Agent Warrants
Stockholders Equity Note [Line Items]
Shares issuable upon exercise of warrants (in shares)		54,123							54,123
April 2017 Warrant Amendment | Private Placement and Placement Agent Warrants
Stockholders Equity Note [Line Items]
Exercise price (in usd per share)															$ 1.55
Change in fair value of warrant liability								$ 200